Borrowings Under Repurchase Agreements (Details) (USD $)	1 Months Ended
Jun. 30, 2012
Borrowings Under Repurchase Agreements
Number of counterparties to master repurchase agreement	9
Number of counterparties to repurchase agreement	9
Certain characteristics of the Company's repurchase agreements
Repurchase Agreement Borrowings	$ 1,736,493,000
Weighted Average Interest Rate on Borrowings Outstanding at end of period (as a percent)	0.42%
Weighted Average Remaining Maturity (days)	54 days
Agency RMBS
Certain characteristics of the Company's repurchase agreements
Repurchase Agreement Borrowings	1,736,493,000
Weighted Average Interest Rate on Borrowings Outstanding at end of period (as a percent)	0.42%
Weighted Average Remaining Maturity (days)	54 days
Borrowings under repurchase agreement
Borrowings Under Repurchase Agreements
Average borrowings under repurchase agreements	1,500,000,000
Maximum balance	$ 1,700,000,000
Borrowings under repurchase agreement | Minimum
Borrowings Under Repurchase Agreements
Term of repurchase agreements	1 month
Borrowings under repurchase agreement | Maximum
Borrowings Under Repurchase Agreements
Term of repurchase agreements	3 months